CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in consolidation
Investments, at fair value	$ 0	$ 265,976
Other assets	0	5,256
Debt obligations	0	(285,180)
Accrued expenses and other liabilities	$ 0	$ (4,976)